UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    ________

                                SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
              (Address of principal executive offices) (Zip code)

                                 CT Corporation
                               101 Federal Street
                                Boston, MA 02110
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                  DATE OF FISCAL YEAR END:  DECEMBER 31, 2014

                  DATE OF REPORTING PERIOD:  DECEMBER 31, 2014

ITEM 1.     REPORTS TO STOCKHOLDERS.


                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2014

                                                 THE ADVISORS' INNER CIRCLE FUND

                                                               [GRAPHIC OMITTED]

                                                 HARVEST FUNDS INTERMEDIATE BOND

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2014

--------------------------------------------------------------------------------
                             TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter ........................................................  1
Schedule of Investments .....................................................  6
Statement of Assets and Liabilities ......................................... 14
Statement of Operations ..................................................... 15
Statements of Changes in Net Assets ......................................... 16
Financial Highlights ........................................................ 17
Notes to Financial Statements ............................................... 19
Report of Independent Registered Public Accounting Firm ..................... 33
Disclosure of Fund Expenses ................................................. 34
Trustees and Officers of the Advisors' Inner Circle Fund .................... 36
Approval of Investment Advisory Agreement ................................... 42
Notice to Shareholders ...................................................... 46





The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-573-6994; and (ii) on the SEC's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2014
--------------------------------------------------------------------------------

Dear Shareholders:

FUND PERFORMANCE REVIEW

For the year ended December 31, 2014, Class A Shares of the Fund provided a total return of 4.97% before dividends. Net of CNH (Renminbi traded on the Hong Kong market) depreciation (2.64%), the Fund returned 7.61%, in-line with the JP Morgan Chase Asian Credit Index China (JACI China) and Hong Kong (JACI HK) sub-indices, which returned 7.46% and 7.69%, respectively.

The relatively short duration (around 4 years), balanced exposure to investment grade (~55%) and high yield (~45%) fixed income securities as well as our strategy to selectively invest outside of Asia including the Middle East, were the crucial factors behind the Fund performance despite Renminbi (RMB) depreciation. Our diversified sector allocation, tactical sector rotation, and credit selection also helped contribute to the return. In particular, corporate hybrids and bank capitals issued by issuers with strong credit fundamentals that provide good carry and significant pickup over the senior papers were among the top performers. During the year, we added on dips the China high yield (HY) property sector during the market selloff in March/May/October when the market was concerned about China hard-landing, disappointed pre-sale figures and idiosyncratic credit specific news. We took profit in August/ November after the market run-up on the back of strong interim results and supportive policies, including relaxation of home purchase restrictions and People's Bank of China (PBOC) cut rate in November, to make room for low re-entry opportunities in 2015.

MARKET REVIEW

Emerging markets (EM) assets ended 2014 on a mixed note, although EM hard currency generated a much better return in 2014 than 2013. JP Morgan EMBI Global Diversified Composite (EMBIGD) returned 7.43% compared to -5.25% in 2013 while JACI Composite Total Return (JACI) returned 8.32% compared to -1.37%.

Asia credit had a solid performance in the first half of 2014 (1H2014) on the back of supportive Federal Reserve (Fed) policy, low volatility environment, improving economic data and positive election results. Flows into Asia funds also benefited from the outflow from Russia. However, second half of 2014 (2H2014) was a completely different picture. Markets were hit by a series of negative macro events, including heightened geopolitical events in Russia, slumping oil prices, and a series of idiosyncratic credit specific news. The 10%

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2014
--------------------------------------------------------------------------------

correction in EM Foreign Currency Exchange (FX) as the USD strengthened, the 50% drop in oil prices and the 80 basis points decline in the 10-Year U.S. Treasury were among the top surprises of 2014.

China delivered 7.4% GDP growth in 2014, in line with the government's target of about 7.5%, thanks to a serious of targeted stimulus and easing measures, including fiscal spending on infrastructure, clean energy, railway and other public sectors, tax cut for micro and small business, liquidity injection to commercial banks, and a surprise rate cut in November 2014.

Middle East credits continued to perform well due to the lack of supply and better fundamentals.

OUTLOOK ON MARKET

We expect the market to stabilize in the first half of 2015 (1H15) with further quantitative easing from the Bank of Japan (BOJ) and European Central Bank
(ECB), low global inflation, and the gradual recovery of U.S. economy. We believe the 10-Year U.S. Treasury yield will remain well below 3% (2.17% as of year-end 2014) in 2015 and the Fed slowing down the rate-hike cycle will be favorable to the credit market.

We remain positive on Asia over other EM regions, particularly on India, Indonesia, and the Philippines which have stronger fiscal, monetary and structural reform measures in recent years. India should further benefit from falling oil prices and a dominant parliament.

We continue to be constructive on China given its current strong fiscal position and attractive valuation relative to other EM countries, which has become even more so after the recent selloff. With the slumping oil prices, low inflation and a responsive central bank of China, we expect to see further rate cuts and RRR (Required Reserve Ratio) cut in 2015 to support growth.

We expect RMB to remain relatively stable and expect it to outperform most currencies in a strong dollar environment. Despite the RMB depreciation over the year, the RMB fixing (the mid price of the onshore RMB (CNY) trading range set by PBoC every morning) has remained unchanged, reflecting the government's efforts to drive internationalization and to allow the fixing to track the trade balance, aiming to balance its Balance of Payments (BOP). Also, we believe that the recent Hong Kong-Shanghai Stock Connect will add to the support for the CNH, as interest from offshore investors to invest in the A-share market has been strong in recent months.

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THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2014
--------------------------------------------------------------------------------

FUND POSITIONING

We are positive on Asia credit in the medium term, as China's policy makers have begun the balancing act of reforming the economy and at the same time helping to ensure growth.

We believe valuations have become very attractive after the recent selloff, and we took the opportunity to add good quality underperformers and look to reposition the fund modestly to reflect risks and opportunities in 2015.

In terms of asset allocation, we believe corporate hybrids and bank capitals provide decent carry and exposure to higher quality credits. We prefer well-structured hybrids with steep step-ups and regular resets. We also like investment-grade (IG) bonds issued by strategic state-owned enterprises (SOEs) that will likely benefit from SOE reform. In particular, we like CNH IG bonds given the attractive carryover of G3 (Group of Three countries (the US, Europe, and Japan)) peers.

China onshore yields declined 75-150bps across the credit spectrum in 2014 on easing expectations. However, offshore CNH yields rose about 30bps on average during the same period amid tight offshore liquidity. With average yield at around 4.5% at year end, CNH bonds are now offering similar yields to those of onshore peers and are near the highest level since 2011, thus providing a supportive backdrop for offshore CNH bonds on limited supply and on the expectations that CNH yields will converge to onshore yield for 2015.

On the other hand, we remain cautious on 1) CNH HY due to tight valuation and market illiquidity, 2) HY industrials given the weak fundamentals, FX volatility and falling oil and commodity prices, and 3) Standby Letter of Credit (SBLC) papers given the supply.

THE ABOVE COMMENTARY EXPRESSES THE PORTFOLIO MANAGERS' VIEWS AS OF THE DATE SHOWN AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE. THESE VIEWS AND THE PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE. THERE IS NO GUARANTEE THAT ANY FORECASTS MADE WILL COME TO PASS.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST, AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. A SHORT TERM TRADING FEE OF 1.50% MAY APPLY TO REDEMPTIONS IF SHARES REDEEMED HAVE BEEN HELD FOR LESS THAN 90 DAYS. TOTAL ANNUAL OPERATING EXPENSES: CLASS A SHARES 4.80% (GROSS), 1.14%

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THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2014
--------------------------------------------------------------------------------

(NET); INSTITUTIONAL CLASS SHARES 4.55% (GROSS), 0.89% (NET). THE ADVISOR HAS CONTRACTUALLY AGREED TO REDUCE FEES AND REIMBURSE EXPENSES UNTIL APRIL 30, 2015. IN THE ABSENCE OF CURRENT FEE REDUCTIONS AND EXPENSE REIMBURSEMENTS, PERFORMANCE WOULD BE REDUCED. MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 4.25%.

MUTUAL FUND INVESTING INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THERE CAN BE NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS STATED OBJECTIVES. BOND AND BOND FUNDS WILL DECREASE IN VALUE AS INTEREST RATES RISE. THE FUND FOCUSES ITS INVESTMENTS PRIMARILY WITH CHINESE ISSUERS AND ISSUERS WITH ECONOMIC TIES TO CHINA. THE FUND IS SUBJECT TO POLITICAL, SOCIAL OR ECONOMIC INSTABILITY WITHIN CHINA WHICH MAY CAUSE DECLINE IN VALUE. FLUCTUATIONS IN CURRENCY OF FOREIGN COUNTRIES MAY HAVE AN ADVERSE AFFECT TO DOMESTIC CURRENCY VALUES. EMERGING MARKETS INVOLVE HEIGHTENED RISK RELATED TO THE SAME FACTORS AS WELL AS INCREASE VOLATILITY AND LOWER TRADING VOLUME. THE FUND USES DERIVATIVE INSTRUMENTS. THE PRIMARY RISK OF DERIVATIVE INSTRUMENTS IS THAT CHANGES IN THE MARKET VALUE OF SECURITIES HELD BY THE FUND AND OF THE DERIVATIVE INSTRUMENTS RELATING TO THOSE SECURITIES MAY NOT BE PROPORTIONATE. DERIVATIVES ARE ALSO SUBJECT TO ILLIQUIDITY AND COUNTERPARTY RISK. HIGH YIELD BONDS INVOLVE GREATER RISK OF DEFAULT OR DOWNGRADE AND ARE MORE VOLATILE THAN INVESTMENT GRADE SECURITIES, DUE TO THE SPECULATIVE NATURE OF THEIR INVESTMENTS. CURRENT AND FUTURE HOLDINGS ARE SUBJECT TO RISK. THERE CAN BE NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS STATED OBJECTIVE.

THE HARVEST FUNDS ARE DISTRIBUTED BY SEI INVESTMENTS DISTRIBUTION COMPANY WHICH IS NOT AFFILIATED WITH HARVEST GLOBAL INVESTMENTS LIMITED, THE INVESTMENT ADVISER FOR THE FUND.

                       DEFINITION OF COMPARATIVE INDICES

JP MORGAN ASIA CREDIT INDEX (JACI) tracks total return performance of the Asia fixed-rate dollar bond market. JACI is a market cap-index comprised of sovereign, quasi-sovereign and corporate bonds and it is partitioned by country, sector and credit rating. The JACI universe of securities represents a liquid and diverse set of issues that fairly represents Asia dollar bond opportunities, tracking total return performance on a daily basis. The Fund's benchmark index is comprised of JACI 50% Hong Kong Total Return and 50% China Total Return Index. The benchmark index returns do not reflect any management fees, transaction costs or expenses. Investors cannot invest directly in an index.

JP MORGAN EMBI GLOBAL DIVERSIFIED INDEX is a comprehensive global local emerging markets index comprising liquid, fixed-rate, domestic currency government bonds. The EMBI Global Diversified defines emerging markets countries with a combination of World Bank-defined per capita income brackets and each country's debt-restructuring history. It limits the weights of countries with larger debt stocks by only including a specified portion of these countries' eligible current face amounts of debt outstanding.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2014
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                                                             ----------------------------------------------------
                                                                                       AVERAGE ANNUAL TOTAL RETURN*
                                                                                    FOR PERIOD ENDED DECEMBER 31, 2014
                                                                             ----------------------------------------------------
                                                                             One Year Return       Annualized Inception to Date**
                                                                             ----------------------------------------------------
Institutional Class                                                              5.16%                      6.14%
                                                                             ----------------------------------------------------
Class A with sales charge                                                        0.48%                      3.58%
                                                                             ----------------------------------------------------
Class A without sales charge                                                     4.97%                      6.04%
                                                                             ----------------------------------------------------
50/50 Hybrid consisting of JPMorgan Asia Credit Index, China Total Return
  Index and JPMorgan Asia Credit Index, Hong Kong Total Return Index             7.58%                      4.09%
                                                                             ----------------------------------------------------
JPMorgan Asia Credit Index, China Total Return Index                             7.46%                      4.17%
                                                                             ----------------------------------------------------
JPMorgan Asia Credit Index, Hong Kong Total Return Index                         7.69%                      3.99%
                                                                             ----------------------------------------------------


                  [LINE GRAPH OMITTED - PLOT POINTS AS FOLLOWS]

--------------------------------------------------------------------------------
Initial Investment Date                            2/27/13   12/31/13   12/31/14
--------------------------------------------------------------------------------
Harvest Intermediate Bond Fund, Institutional      $10,000    $10,609    $11,156
--------------------------------------------------------------------------------
Harvest Intermediate Bond Fund, A Shares            $9,575    $10,158    $10,663
--------------------------------------------------------------------------------
50/50 Hybrid consisting of JPMorgan Asia
  Credit Index, China Total Return Index and
  JPMorgan Asia Credit Index, Hong Kong Total
  Return Index                                     $10,000    $10,007    $10,765
--------------------------------------------------------------------------------
JP Morgan Asia Credit Index, Hong Kong             $10,000     $9,979    $10,746
--------------------------------------------------------------------------------
JP Morgan Asia Credit Index, China                 $10,000    $10,034    $10,782
--------------------------------------------------------------------------------

* IF THE ADVISER HAD NOT LIMITED CERTAIN EXPENSES, THE FUND'S TOTAL RETURNS WOULD HAVE BEEN LOWER.

**   COMMENCED OPERATIONS ON FEBRUARY 27, 2013.

THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST, AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. FOR PERFORMANCE FOR THE MOST RECENT MONTH END PLEASE CALL1-855-573-6994. A SHORT TERM TRADING FEE OF 1.50% MAY APPLY TO REDEMPTIONS IF SHARES REDEEMED HAVE BEEN HELD FOR LESS THAN 90 DAYS. PER THE PROSPECTUS DATED MAY 1, 2014, THE ADVISOR HAS CONTRACTUALLY AGREED TO REDUCE FEES AND REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO KEEP THE TOTAL ANNUAL FUND OPERATING EXPENSE AFTER FEE REDUCTIONS AND OR EXPENSE REIMBURSEMENTS FROM EXCEEDING 0.88% OF THE FUND'S AVERAGE DAILY NET ASSETS OF THE INSTITUTIONAL CLASS UNTIL APRIL 30, 2015. IN THE ABSENCE OF CURRENT FEE WAIVERS TOTAL RETURNS WOULD BE REDUCED. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND ALL CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER.

PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

SEE DEFINITION OF COMPARATIVE INDEX ON PAGE 4.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2014
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

24.3% Property
18.8% Bank & Financial
18.0% Consumer
14.9% Industrial
7.0% Conglomerate
5.0% Construction, Materials, Equipment and Cement
4.8% Energy
4.1% Utilities
2.5% Sovereign & Quasi
0.6% Short-Term Investment

+ Percentages are based on total investments

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS -- 96.8%
--------------------------------------------------------------------------------
                                                  Face Amount(1)         Value
                                                  --------------         -----
AUSTRALIA -- 0.8%
  National Australia Bank
    Callable 09/24/2016 @ $100
    8.000%, 09/29/2049 (A) .................         300,000          $  326,250
                                                                      ----------
CHINA -- 45.3%
  21Vianet Group
    6.875%, 06/26/2017 .....................CNY    3,000,000             470,548
  Central Plaza Development
    Callable 12/02/2019 @ $100
    7.125%, 12/02/2049 (A) .................         400,000             391,000
  China Aoyuan Property Group
    Callable 01/17/2017 @ $106
    11.250%, 01/17/2019 ....................         200,000             189,631
  China Electronics Holdings MTN
    4.700%, 01/16/2017 .....................CNY    6,500,000           1,038,413
  China Hongqiao Group
    7.625%, 06/26/2017 .....................         400,000             399,171
  China Resources Power East Foundation
    Callable 05/09/2016 @ $100
    7.250%, 05/09/2049 (A) .................         450,000             463,500
  China SCE Property Holdings
    Callable 02/02/2015 @ $103
    10.500%, 01/14/2016 ....................CNY    1,000,000             158,575
  China Shanshui Cement
    Callable 02/02/2015 @ $104
    8.500%, 05/25/2016 .....................         400,000             408,000
  China Singyes Solar Technologies Holdings
    5.000%, 08/08/2019 .....................CNY    3,000,000             482,297


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2014
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                  Face Amount(1)         Value
                                                  --------------         -----

CHINA -- CONTINUED
  China Taiping Insurance Holdings
     Callable 09/10/2019 @ $100
     5.450%, 12/31/2049 (A) ................         400,000         $   407,388
  Dianjian Haixing
     Callable 10/21/2019 @ $100
     4.050%, 10/29/2049 (A) ................         400,000             402,000
  ENN Energy Holdings
     6.000%, 05/13/2021 ....................         400,000             448,420
  Far East Horizon
      Callable 06/23/2017 @ $100
      5.550%, 06/23/2049 (A) ...............         750,000             760,500
  Far East Horizon MTN
     4.500%, 03/22/2016 ....................CNY    2,000,000             321,742
  Favor Sea
     11.750%, 02/04/2019 ...................         300,000             303,000
  Franshion Development
     6.750%, 04/15/2021 ....................         350,000             371,000
  Fufeng Group
     Callable 02/02/2015 @ $104
      7.625%, 04/13/2016 ...................         200,000             204,000
  Future Land Development Holdings
     Callable 07/21/2017 @ $105
     10.250%, 07/21/2019 ...................         300,000             288,000
  Greenland Global Investment
     5.875%, 07/03/2024 ....................         600,000             600,677
  Greenland Hong Kong Holdings
     5.500%, 01/23/2018 ....................CNY    4,000,000             633,432
  Industrial & Commercial Bank of China
     Callable 12/10/2021 @ $100
     6.000%, 12/29/2049 (A) ................EUR      480,000             595,346
  Kaisa Group Holdings
     Callable 01/08/2017 @ $105
     10.250%, 01/08/2020 ...................         300,000             186,000
     Callable 06/06/2017 @ $105
     9.000%, 06/06/2019 ....................         700,000             441,392
  Logan Property Holdings
     Callable 06/04/2017 @ $106
     11.250%, 06/04/2019 ...................         394,000             391,794
  Maikun Investment
     4.500%, 06/06/2017 ....................CNY    2,000,000             318,499
  Oceanwide Real Estate International Holdings
     Callable 09/08/2017 @ $106
     11.750%, 09/08/2019 ...................         300,000             306,750


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2014
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                  Face Amount(1)         Value
                                                  --------------         -----

CHINA -- CONTINUED

  Panda Funding Investment
     3.950%, 12/17/2016 ....................CNY    6,000,000         $   958,603
  Poly Real Estate Finance
     5.250%, 04/25/2019 ....................         400,000             414,521
  Shandong International Hong Kong MTN
     5.800%, 12/07/2015 ....................CNY    2,000,000             322,767
  Shui On Development Holding
     Callable 12/10/2017 @ $100
     10.125%, 12/10/2049 (A) ...............         400,000             392,310
  Sinochem Global Capital
     Callable 11/02/2018 @ $100
     5.000%, 11/29/2049 (A) ................         400,000             406,000
  Sino-Ocean Land Perpetual Finance
     Callable 05/13/2016 @ $100
     10.250%, 12/29/2049 (A) ...............         400,000             419,712
  Sino-Ocean Land Treasure Finance I MTN
     6.000%, 07/30/2024 ....................         500,000             515,000
  Sinotrans Sailing
     4.500%, 06/10/2017 ....................CNY    2,000,000             316,747
  Skyland Mining
     3.500%, 07/17/2017 ....................         325,000             325,845
  Sound Global
     Callable 08/10/2015 @ $106
     11.875%, 08/10/2017 ...................         200,000             215,883
  Times Property Holdings
     Callable 03/21/2017 @ $106
     12.625%, 03/21/2019 ...................         300,000             308,461
  Times Property Holdings
     10.375%, 07/16/2017 ...................CNY    2,000,000             317,311
  Trillion Chance
     Callable 01/10/2017 @ $104
     8.500%, 01/10/2019 ....................         300,000             279,928
  Unican MTN
     5.800%, 05/30/2017 ....................CNY    1,300,000             210,622
     5.600%, 09/18/2017 ....................CNY    1,500,000             241,750
  Universal Number One
     5.700%, 01/30/2017 ....................CNY    2,000,000             322,358
  Yingde Gases Investment
     Callable 04/22/2016 @ $104
     8.125%, 04/22/2018 ....................         400,000             367,072
  Yuzhou Properties
     Callable 10/25/2015 @ $106
     11.750%, 10/25/2017 ...................         200,000             214,000
                                                                      ----------
                                                                      17,529,965
                                                                      ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2014
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                  Face Amount(1)         Value
                                                  --------------         -----

HONG KONG -- 22.0%
  Bao-trans Enterprises
     3.750%, 12/12/2018 ....................         300,000         $   306,094
  Beijing Capital Hong Kong
     4.700%, 06/20/2017 ....................CNY    2,000,000             321,934
  Chalieco Hong Kong
     Callable 02/28/2017 @ $100
     6.875%, 08/28/2049 (A) ................         350,000             355,688
  China City Construction International
     5.350%, 07/03/2017 ....................CNY    4,500,000             720,438
  China High Speed Transmission Equipment Group
     8.300%, 11/19/2017 ....................CNY    2,000,000             312,905
  China South City Holdings
     Callable 01/29/2017 @ $104
     8.250%, 01/29/2019 ....................         300,000             298,320
  CITIC Pacific
     6.800%, 01/17/2023 ....................       1,300,000           1,497,015
  Dah Sing Bank MTN
     Callable 01/29/2019 @ $100
     5.250%, 01/29/2024 (A) ................         500,000             511,101
  Eastern Air Overseas Hong Kong
     4.800%, 03/13/2017 ....................CNY    3,000,000             484,737
  FPC Treasury
     4.500%, 04/16/2023 ....................         300,000             288,170
  Hainan Airlines Hong Kong
     6.250%, 05/22/2017 ....................CNY    1,000,000             161,358
  Henson Finance
     5.500%, 09/17/2019 ....................         300,000             325,318
  HLP Finance
     4.450%, 04/16/2021 ....................         400,000             410,552
  Hutchison Whampoa International
     5.750%, 09/11/2019 ....................         100,000             114,021
  Industrial & Commercial Bank of China Asia MTN
     5.125%, 11/30/2020 ....................         200,000             213,166
  Lai Fung Holdings
     6.875%, 04/25/2018 ....................CNY    2,000,000             307,936
  MIE Holdings MTN
     Callable 02/06/2016 @ $103
     6.875%, 02/06/2018 ....................         400,000             321,000
  NWD MTN
     5.250%, 02/26/2021 ....................         500,000             524,031
  OCBC Wing Hang Bank MTN
     Callable 04/20/2017 @ $100
     6.000%, 04/29/2049 (A) ................         400,000             418,500


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2014
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                  Face Amount(1)         Value
                                                  --------------         -----
HONG KONG -- CONTINUED
  Pacnet
     Callable 12/12/2016 @ $105
     9.000%, 12/12/2018 ....................         200,000         $   222,750
  Vast Expand
     5.200%, 09/11/2017 ....................CNY    2,500,000             400,951
                                                                       ---------
                                                                       8,515,985
                                                                       ---------
INDIA -- 5.1%
  Century
     Callable 11/12/2017 @ $105
     10.250%, 11/12/2019 ...................         250,000             230,000
  GCX
     Callable 08/01/2016 @ $105
     7.000%, 08/01/2019 ....................         300,000             302,217
  ICICI Bank
     Callable 10/31/2016 @ $100
     7.250%, 08/29/2049 (A) ................         150,000             150,562
  JSW Steel
     4.750%, 11/12/2019 ....................         450,000             428,625
  Rolta Americas
     Callable 07/24/2017 @ $104
     8.875%, 07/24/2019 ....................         426,000             366,360
  Vedanta Resources
     8.250%, 06/07/2021 ....................         500,000             495,000
                                                                       ---------
                                                                       1,972,764
                                                                       ---------
INDONESIA -- 2.8%
  Gajah Tunggal
     Callable 02/06/2016 @ $104
     7.750%, 02/06/2018 ....................         750,000             693,750
  Jababeka International
     Callable 09/24/2017 @ $104
     7.500%, 09/24/2019 ....................         200,000             195,185
  Theta Capital
     Callable 11/14/2016 @ $103
     6.125%, 11/14/2020 ....................         200,000             196,720
                                                                       ---------
                                                                       1,085,655
                                                                       ---------
MALAYSIA -- 0.8%
  Malayan Banking MTN
     Callable 09/20/2017 @ $100
     3.250%, 09/20/2022 (A) ................         300,000             301,750
                                                                       ---------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2014
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                  Face Amount(1)         Value
                                                  --------------         -----
MEXICO -- 1.1%
  Petroleos Mexicanos
     3.500%, 01/30/2023 ....................         450,000         $   430,425
                                                                         -------
NETHERLANDS -- 1.2%
  Hyva Global
     Callable 02/02/2015 @ $104
     8.625%, 03/24/2016 ....................         500,000             477,500
                                                                         -------
PHILIPPINES -- 0.8%
  Travellers International Hotel Group
     6.900%, 11/03/2017 ....................         300,000             321,204
                                                                         -------
SINGAPORE -- 8.3%
  ABJA Investment
     5.950%, 07/31/2024 ....................         300,000             299,400
  Alam Synergy
     Callable 01/29/2017 @ $105
     9.000%, 01/29/2019 ....................         300,000             305,700
  BOC Aviation MTN
     4.200%, 11/05/2018 ....................CNY    4,000,000             642,728
  Golden Legacy
     Callable 04/24/2017 @ $105
     9.000%, 04/24/2019 ....................         550,000             517,292
  ITNL International
     8.000%, 07/17/2017 ....................CNY    2,000,000             331,822
  Olam International MTN
     4.500%, 02/05/2020 ....................         400,000             395,188
  Pacific Emerald
     Callable 07/25/2016 @ $105
     9.750%, 07/25/2018 ....................         300,000             312,750
  TML Holdings
     5.750%, 05/07/2021 ....................         300,000             307,337
  UOB Cayman I
     Callable 03/15/2016 @ $100
     5.796%, 12/29/2049 (A) ................         100,000             103,000
                                                                       ---------
                                                                       3,215,217
                                                                       ---------
SRI LANKA -- 1.5%
  SriLankan Airlines
     5.300%, 06/27/2019 ....................         600,000             593,616
                                                                         -------
THAILAND -- 2.9%
     Krung Thai Bank MTN
     Callable 12/26/2019 @ $100
     5.200%, 12/26/2024 (A) ................         600,000             611,930


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2014
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                  Face Amount(1)         Value
                                                  --------------         -----
THAILAND -- CONTINUED
  PTT Exploration & Production
     Callable 06/18/2019 @ $100
     4.875%, 12/29/2049 (A) ................         500,000         $   492,550
                                                                       ---------
                                                                       1,104,480
                                                                       ---------
UNITED ARAB EMIRATES -- 4.2%
  AHB Tier 1 Sukuk
     Callable 06/30/2019 @ $100
     5.500%, 06/29/2049 (A) ................         500,000             500,000
  DIP Sukuk
     4.291%, 02/20/2019 ....................         450,000             454,500
  Emirates NBD Tier 1
     Callable 05/30/2019 @ $100
     5.750%, 05/29/2049 (A) ................         450,000             438,030
  MAF Global Securities
     Callable 10/29/2018 @ $100
     7.125%, 10/29/2049 (A) ................         200,000             216,500
                                                                      ----------
                                                                       1,609,030
                                                                      ----------
  TOTAL CORPORATE OBLIGATIONS
     (Cost $38,109,116)                                               37,483,841
                                                                      ----------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (B) -- 0.5%
--------------------------------------------------------------------------------
  SEI Daily Income Trust Money Market Fund, Cl A, 0.010%
     (Cost $217,076) .......................         217,076             217,076
                                                                      ----------
TOTAL INVESTMENTS -- 97.3%
  (Cost $38,326,192) ......................                          $37,700,917
                                                                      ==========

A summary of the open futures contracts held by the Fund at December 31, 2014, is as follows:


                                                                                   Unrealized
Type of Contract                Number of Contracts     Short Expiration Date     Appreciation
-------------------------------------------------------------------------------------------------
U.S. 10-Year Treasury Note           (31)                    Mar-2015               $  1,453
U.S. 5-Year Treasury Note            (14)                    Mar-2015                  6,016
                                                                                    --------
                                                                                    $  7,469
                                                                                    ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2014
--------------------------------------------------------------------------------

A summary of the outstanding forward foreign currency contracts held by the Fund at December 31, 2014, is as follows:

                                                                                            Unrealized
                                                                                           Appreciation
Counterparty       Settlement Date      Currency to Deliver      Currency to Receive      (Depreciation)
-----------------------------------------------------------------------------------------------------------
Credit Suisse      2/27/15               CNY      1,255,000       USD        200,000       $     (958)
Credit Suisse      2/2/15-3/9/15         EUR        452,840       USD        563,342           15,113
Credit Suisse      2/27/15-6/24/15       USD     29,780,000       CNY    186,480,630         (120,395)
                                                                                           -----------
                                                                                           $ (106,240)
                                                                                           ===========

Percentages are based on Net Assets of $38,731,402.
(1)  In U.S. dollars unless otherwise indicated.
(A) Floating rate security - Rate disclosed is the rate in effect on December 31, 2014.
(B)  Rate shown is the 7-day effective yield as of December 31, 2014.

Cl -- Class
CNY -- China Yuan Renminbi
EUR -- Euro
MTN -- Medium Term Note
USD -- U.S. Dollar

The following is a summary of the inputs used as of December 31, 2014 in valuing the Fund's investments carried at value:


Investments in Securities                  Level 1           Level 2          Level 3          Total
------------------------------------------------------------------------------------------------------------
 Corporate Obligations                    $     --         $37,483,841        $    --       $37,483,841
 Short-Term Investments                    217,076                  --             --           217,076
                                          --------         -----------        -------       -----------
Total Investments in Securities           $217,076         $37,483,841        $    --       $37,700,917
                                          ========         ===========        =======       ===========



Other Financial Instruments                Level 1           Level 2          Level 3          Total
------------------------------------------------------------------------------------------------------------
 Futures Contracts -- Appreciation*       $  7,469         $        --        $    --       $     7,469
 Forward Contracts -- Appreciation*             --              15,113             --            15,113
 Forward Contracts -- Depreciation*             --            (121,353)            --          (121,353)
                                          --------         -----------        -------       -----------
Total Other Financial Instruments         $  7,469         $  (106,240)       $    --       $   (98,771)
                                          ========         ===========        =======       ===========

* Futures contracts and forward foreign currency contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

For the year ended December 31, 2014, there have been no transfers between Level 1 & Level 2 assets and liabilities. For the year ended December 31, 2014, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 -- Significant Accounting Policies in the Notes to Financial Statements.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2014
--------------------------------------------------------------------------------

 STATEMENT OF ASSETS AND LIABILITIES
 Assets:
  Investments, at Value (Cost $38,326,192) .......................  $37,700,917
  Interest Receivable ............................................      655,331
  Foreign Currency, at Value (Cost $59,462) ......................       59,852
  Receivable for Capital Shares Sold .............................       30,850
  Cash Collateral on Futures Contracts ...........................      198,300
  Cash Collateral on Forward Contracts ...........................      340,000
  Unrealized Appreciation on Forward Foreign Currency Contracts ..       15,113
  Due from Adviser ...............................................        2,425
  Prepaid Expenses ...............................................        5,218
                                                                    ------------
 Total Assets ....................................................   39,008,006
                                                                    ------------
 Liabilities:
  Payable for Capital Shares Redeemed ............................       59,767
  Due to Administrator ...........................................       10,617
  Distribution Fees Payable (Class A Shares) .....................        5,558
  Trustee fees payable ...........................................        2,890
  Chief Compliance Officer Fees Payable ..........................        1,913
  Unrealized Depreciation on Forward Foreign Currency Contracts ..      121,353
  Audit Fees Payable .............................................       25,860
  Legal Fees Payable .............................................        7,051
  Payable for Variation Margin ...................................        8,969
  Other Accrued Expenses .........................................       32,626
                                                                    ------------
 Total Liabilities ...............................................      276,604
                                                                    ------------
 Net Assets ......................................................  $38,731,402
                                                                    ============
 Net Assets Consist of:
  Paid-in Capital ................................................  $39,499,144
  Distributions in excess of net investment income ...............      (17,105)
  Accumulated Net Realized Loss on Investments ...................      (25,832)
  Net Unrealized Depreciation on Investments .....................     (625,275)
  Net Unrealized Appreciation on Futures Contracts ...............        7,469
  Net Unrealized Depreciation on Foreign Currency Transactions ...     (106,999)
                                                                    ------------
                                                                    $38,731,402
                                                                    ============
 Net Asset Value Price Per Share
 Institutional Class Shares ($25,824,437/2,600,667 shares) .......  $      9.93
                                                                    ============
 Net Asset Value Price Per Share
 Class A Shares ($12,906,965/1,299,631 shares) ...................  $      9.93
                                                                    ============
 Maximum Offering Price Per Share - Class A ($9.93/95.75%) .......  $     10.37
                                                                    ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               HARVEST FUNDS
                                                              INTERMEDIATE BOND
                                                              FOR THE YEAR ENDED
                                                              DECEMBER 31, 2014
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
 Investment Income:
  Interest Income ................................................  $ 1,956,251
  Dividend Income ................................................          128
  Less: Foreign Taxes Withheld ...................................       (8,257)
                                                                    ------------
 Total Investment Income .........................................    1,948,122
                                                                    ------------
 Expenses:
  Investment Advisory Fees .......................................      256,763
  Administration Fees ............................................      125,000
  Distribution Fees (Class A Shares) .............................       25,091
  Trustees' Fees .................................................       10,553
  Chief Compliance Officer Fees ..................................        7,488
  Transfer Agent Fees ............................................       86,236
  Registration Fees ..............................................       34,186
  Audit Fees .....................................................       26,397
  Printing Fees ..................................................       24,200
  Legal Fees .....................................................       24,000
  Custodian Fees .................................................       23,171
  Insurance and Other Expenses ...................................       21,323
                                                                    ------------
 Total Expenses ..................................................      664,408
 Less:
  Waiver of Investment Advisory Fees .............................     (256,763)
  Reimbursement by Investment Adviser ............................      (82,140)
  Fees Paid Indirectly ...........................................          (72)
                                                                    ------------
 Net Expenses ....................................................      325,433
                                                                    ------------
 Net Investment Income ...........................................    1,622,689
                                                                    ------------
 Net Realized Gain on Investments ................................      705,074
 Net Realized Loss on Futures Contracts ..........................     (133,551)
 Net Realized Gain on Forward Contracts and Foreign
   Currency Transactions and Translation of other Assets
   and Liabilities Denominated in Foreign Currencies .............      134,400
 Net Change in Unrealized Appreciation (Depreciation)
   on Investments ................................................     (559,957)
 Net Change in Unrealized Appreciation (Depreciation)
   on Futures Contracts ..........................................        7,469
 Net Change in Unrealized Appreciation (Depreciation)
   on Forward Contracts and Foreign Currency Transactions
   and Translation of other Assets and Liabilities Denominated
   in Foreign Currencies .........................................     (175,640)
                                                                    ------------
 Net Realized and Unrealized Loss on Investments, Futures
   Contracts, Forward Contracts, Foreign Currency
   Transactions and Translation of other Assets
   and Liabilities Denominated in Foreign Currencies .............      (22,205)
                                                                    ------------
 Net Increase in Net Assets Resulting from Operations ............  $ 1,600,484
                                                                    ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                 Year Ended             Period Ended
                                                                               December 31, 2014      December 31, 2013*
                                                                               -----------------      ------------------
Operations:
 Net Investment Income .....................................................    $    1,622,689           $   428,484
 Net Realized Gain on Investments, Futures Contracts and Foreign
    Currency Transactions and Translation of other Assets and Liabilities
    Denominated in Foreign Currencies ......................................           705,923               331,096
 Net Change in Unrealized Appreciation (Depreciation) on Investments,
    Futures Contracts and Foreign Currency Transactions and Translation
    of other Assets and Liabilities Denominated in Foreign Currencies ......          (728,128)                3,323
                                                                               -----------------      ------------------
 Net Increase in Net Assets Resulting from Operations ......................         1,600,484               762,903
                                                                               -----------------      ------------------
Dividends and Distributions:
 Net Investment Income
    Institutional Class ....................................................        (1,242,218)             (687,470)
    Class A ................................................................          (564,309)               (8,648)
 Net Realized Gains
    Institutional Class ....................................................          (380,645)              (59,588)
    Class A ................................................................          (188,250)                   (1)
                                                                               -----------------      ------------------
 Total Dividends and Distributions .........................................        (2,375,422)             (755,707)
                                                                               -----------------      ------------------
Capital Share Transactions:(1)
Institutional Class Shares:
    Issued .................................................................         9,304,872            19,438,875
    Reinvestment of Distributions ..........................................           975,960               211,455
    Redemption Fees ........................................................                --                     1
    Redeemed ...............................................................        (3,114,856)             (535,171)
                                                                               -----------------      ------------------
 Net Institutional Class Share Transactions ................................         7,165,976            19,115,160
                                                                               -----------------      ------------------
Class A Shares:
    Issued .................................................................        15,019,708               494,341
    Reinvestment of Distributions ..........................................           714,537                 8,646
    Redemption Fees ........................................................            12,047                    83
    Redeemed ...............................................................        (3,025,806)               (5,548)
                                                                               -----------------      ------------------
 Net Class A Share Transactions ............................................        12,720,486               497,522
                                                                               -----------------      ------------------
Net Increase in Net Assets from Share Transactions .........................        19,886,462            19,612,682
                                                                               -----------------      ------------------
Total Increase in Net Assets ...............................................        19,111,524            19,619,878
                                                                               -----------------      ------------------
Net Assets:
 Beginning of Year/Period ..................................................        19,619,878                    --
                                                                               -----------------      ------------------
 End of Year/Period (including undistributed (distributions in excess of)
    net investment income of $(17,105) and $25,767, respectively) ..........    $   38,731,402     $      19,619,878
                                                                               =================      ==================

*    Fund commenced operations on February 27, 2013.
(1)  For share transactions, see Note 6 in the Financial Statements.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                        Selected Per Share Data & Ratios
                                                           For a Share Outstanding Throughout the Period

                                                               Year Ended                Period Ended
INSTITUTIONAL CLASS SHARES                                 December 31, 2014           December 31, 2013*
                                                           ----------------- ---------------------------
Net Asset Value, Beginning of Period ..................        $ 10.06                     $ 10.00
                                                               -------                     -------
Increase from Operations:
  Net Investment Income(1) ............................           0.49                        0.37
  Net Realized and Unrealized Gain ....................           0.03                        0.23
                                                               -------                     -------
Total from Operations .................................           0.52                        0.60
                                                               -------                     -------
Redemption Fees .......................................             --                        0.00(2)
                                                               -------                     -------
Dividends and Distributions:
  Net Investment Income ...............................          (0.50)                      (0.50)
  Net Realized Gain ...................................          (0.15)                      (0.04)
                                                               -------                     -------
Total Dividends and Distributions .....................          (0.65)                      (0.54)
                                                               -------                     -------
Net Asset Value, End of Period ........................        $  9.93                     $ 10.06
                                                               =======                     =======
Total Return+ .........................................           5.16%                       6.09%
                                                               =======                     =======
Ratios and Supplemental Data
Net Assets, End of Period (Thousands) .................        $25,824                     $19,130
Ratio of Expenses to Average Net Assets(3) ............           0.88%                       0.88%**
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Fees Paid Indirectly) ........           1.89%                       4.53%**
Ratio of Net Investment Income to Average
  Net Assets ..........................................           4.81%                       4.37%**
Portfolio Turnover Rate ...............................            336%                        372%***


+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
*    COMMENCED OPERATIONS ON FEBRUARY 27, 2013.
**   ANNUALIZED.
***  NOT ANNUALIZED.
(1)  CALCULATED USING AVERAGE SHARES.
(2)  AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.
(3) RATIO EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSES OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN 0.88%.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                        Selected Per Share Data & Ratios
                                                           For a Share Outstanding Throughout the Period

                                                               Year Ended              Period Ended
CLASS A SHARES                                             December 31, 2014         December 31, 2013*
                                                           -----------------         ------------------
Net Asset Value, Beginning of Period ..................       $  10.06                    $ 10.00
                                                              --------                    -------
Increase from Operations:
  Net Investment Income(1) ............................           0.47                       0.39
  Net Realized and Unrealized Gain ....................           0.02                       0.14
                                                              --------                    -------
Total from Operations .................................           0.49                       0.53
                                                              --------                    -------
Redemption Fees .......................................           0.01                       0.07
                                                              --------                    -------
Dividends and Distributions:
  Net Investment Income ...............................          (0.48)                     (0.50)
  Net Realized Gain ...................................          (0.15)                     (0.04)
                                                              --------                    -------
Total Dividends and Distributions .....................          (0.63)                     (0.54)
                                                              --------                    -------
Net Asset Value, End of Period ........................       $   9.93                    $ 10.06
                                                              ========                    ========
Total Return+ .........................................           4.97%                      6.09%
                                                              ========                    ========
Ratios and Supplemental Data
Net Assets, End of Period (Thousands) .................       $ 12,907                    $   490
Ratio of Expenses to Average Net Assets(2) ............           1.13%                      1.13%**
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Fees Paid Indirectly) ........           2.06%                      4.79%**
Ratio of Net Investment Income to Average Net Assets ..           4.58%                      4.13%**
Portfolio Turnover Rate ...............................            336%                       372%***

+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
*    COMMENCED OPERATIONS ON FEBRUARY 27, 2013.
**   ANNUALIZED.
***  NOT ANNUALIZED.
(1)  CALCULATED USING AVERAGE SHARES.
(2) RATIO EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN 1.13%.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 56 funds. The financial statements herein are those of Harvest Funds Intermediate Bond (the "Fund") which offers two classes of shares: Institutional Shares and Class A Shares. The investment objective of the Fund is to seek long-term total return through a combination of capital appreciation and current income. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund of the Trust in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

USE OF ESTIMATES -- The Fund is an investment company in conformity with U.S. generally accepted accounting principles ("U.S. GAAP"). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for the securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with fair value procedures established by the Fund's Board of Trustees (the "Board"). The Fund's fair value procedures are implemented through a fair value pricing committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

As of December 31, 2014, there were no securities valued in accordance with the fair value procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

     o Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     o Level 2 -- Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speed, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

     o Level 3 -- Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of the investment classification, reference the Schedule of Investments.

For the year ended December 31, 2014, there have been no significant changes to the Fund's fair value methodologies.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Fund may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains/(loss) during the period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. For open forward currency contracts, refer to the schedule of investments.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

To reduce counterparty risk with respect to OTC transactions, the Fund has entered into netting arrangements, established within the Fund's International Swap and Derivatives Association, Inc. ("ISDA") master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in forward foreign currency contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/ or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

The following table presents by derivative type the Fund's OTC derivative assets net of the related collateral posted for the benefit of the Fund at December 31, 2014:

                                                                          COLLATERAL PLEDGED
DERIVATIVE TYPE               VALUE OF ASSET      VALUE OF LIABILITY      (RECEIVED) BY FUND      NET AMOUNT
----------------------------------------------------------------------------------------------------------------
Forward Foreign Currency
Exchange Contracts              $ 15,113            $ (121,353)               $ 106,240             $ --

For the year ended December 31, 2014, the average balances of forward foreign currency exchange contracts as presented in the table below, is representative of the volume of activity for this derivative type during the year:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS:
Average Monthly Notional Contracts Purchased           $ 35,169,337
Average Monthly Notional Contracts Sold                $ 10,608,137

FUTURES CONTRACTS -- To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund's returns. The Fund's investments in futures contracts are designed to enable the Fund to more closely approximate the performance of its benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Finally, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

For the year ended December 31, 2014, the average balances of futures contracts as presented in the table below, is representative of the volume of activity for this derivative type during the year:

FUTURES CONTRACTS:
Average Monthly Notional Value of Contracts Sold Short      $ 2,216,267

The effect of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2014 was as follows:

The Fair value of derivative instruments as of December 31, 2014 was as follows:


                                 Asset Derivatives                                         Liability Derivatives
                            Year ended December 31, 2014                               Year ended December 31, 2014
                        Statement of Assets and Liabilities                        Statement of Assets and Liabilities
                        ------------------------------------------------------------------------------------------------------------
                        Location                                Fair Value      Location                                Fair Value
------------------------------------------------------------------------------------------------------------------------------------
Harvest Funds Intermediate Bond

Interest rate contracts   Net Assets -- Unrealized appreciation                 Net Assets -- Unrealized depreciation
                          on futures contracts                   $ 7,469        on futures contracts                      $   --

Forward Foreign           Unrealized appreciation on forward                    Unrealized depreciation on forward
exchange contracts        foreign currency contracts              15,113        foreign currency contracts                121,353
                                                                 -------                                                 --------
Total derivatives not accounted for as hedging instruments       $22,582                                                 $121,353
                                                                 =======                                                 ========


The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2014 is as follows:

Amount of realized gain or (loss) on derivatives recognized:

                                                                       Forward Foreign
Derivatives Not Accounted for as Hedging Instruments     Futures      Currency Contracts       Total
------------------------------------------------------------------------------------------------------------------------------------
  Forward Foreign exchange contracts ...............    $      --         $  86,903         $   86,903
  Interest rate contracts ..........................     (133,551)               --           (133,551)
                                                         ---------        ---------         -----------
    Total ..........................................    $(133,551)        $  86,903         $  (46,648)
                                                        ==========        =========         ===========

Change in unrealized appreciation or (depreciation) on derivatives recognized:

                                                                       Forward Foreign
Derivatives Not Accounted for as Hedging Instruments     Futures      Currency Contracts        Total
------------------------------------------------------------------------------------------------------------------------------------
  Forward Foreign exchange contracts ...............     $     --         $(174,444)        $  (174,444)
  Interest rate contracts ..........................        7,469                --               7,469
                                                         --------         ----------        ------------
    Total ..........................................     $  7,469         $(174,444)        $  (166,975)
                                                         ========         ==========        ============

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 2 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended December 31, 2014, the Fund did not have any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended December 31, 2014, the Fund did not incur any interest or penalties.

EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the fund based on the number of funds and/or relative daily net assets.

CLASSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses, and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund declares distributions from its net investment income monthly and distributes its net investment income, if any, monthly and makes distributions of its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

REDEMPTION FEES -- The Fund retains redemption fees of 1.50% on redemptions of fund shares held for less than 90 days. The redemption fee is recorded as an increase to paid-in capital. For the year ended December 31, 2014, the Fund retained redemption fees of $12,047 for Class A Shares.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer ("CCO") as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended December 31, 2014, the Fund was charged $125,000, for these services.

The Trust has adopted a Distribution Plan (the "Plan") for the Fund's Class A Shares. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of it shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive 0.25% of the Fund's average daily net assets attributable to Class A Shares as compensation for distribution services. The Distributor will not receive any compensation for the distribution of Institutional Shares of the Fund.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

Citibank N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. INVESTMENT ADVISORY:

Under the terms of an investment advisory agreement, Harvest Global Investments Limited ("Harvest or the "Adviser") provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.75% of the Fund's average daily net assets.

The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep the Institutional Shares' total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding the amounts of 0.88% and 1.13% for Institutional Class Shares and Class A Shares, respectively, as a percentage of average net assets, until April 30, 2015.

The Adviser may renew these contractual fee waivers for subsequent periods. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the total annual fund operating expenses (not including excluded expenses) and the amounts listed above for each Fund to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. To maintain these expense limits, the Adviser may reduce a portion of its management fees and/or reimburse certain expenses of each Fund. As of December 31, 2014, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $358,178 and $338,903, expiring in 2016 and 2017, respectively. During the year ended December 31, 2014, there has been no recoupment of previously waived and reimbursed fees.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

6. SHARE TRANSACTIONS
                                                             YEAR ENDED           PERIOD ENDED
                                                         DECEMBER 31, 2014      DECEMBER 31,2013*
                                                         -----------------      -----------------
SHARE TRANSACTIONS:
  INSTITUTIONAL CLASS
    Issued ......................................             902,532               1,932,670
    Reinvested ..................................              96,007                  20,979
    Redeemed ....................................            (299,092)                (52,429)
                                                            ----------              ----------
  NET SHARE TRANSACTIONS ........................             699,447               1,901,220
                                                            ==========              ==========
  CLASS A
    Issued ......................................           1,470,735                  48,418
    Reinvested ..................................              70,329                     860
    Redeemed ....................................            (290,168)                   (543)
                                                            ----------              ----------
  NET SHARE TRANSACTIONS ........................           1,250,896                  48,735
                                                            ==========              ==========

* COMMENCED OPERATIONS ON FEBRUARY 27, 2013.

7. INVESTMENT TRANSACTIONS:

For the year ended December 31, 2014, the Fund made purchases of $97,411,899 and sales of $82,155,998 of investment securities other than long-term U.S. Government and short-term securities. The Fund had no purchases or sales of long-term U.S. Government securities.

8. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

The following permanent differences, primarily attributed to foreign currency gains and losses and reclassification of distributions, have been reclassified to/ from the following accounts:

               UNDISTRIBUTED NET                ACCUMULATED NET
               INVESTMENT INCOME                 REALIZED LOSS
               -----------------                ---------------
                   $140,966                        $(140,966)

These reclassifications had no impact on the net assets or net asset value per share. The tax character of dividends and distributions declared during the last fiscal year was as follows:


                                           LONG-TERM
                    ORDINARY INCOME      CAPITAL GAINS        TOTAL
                    ---------------      -------------        -----
     2014            $  2,375,422           $      --       $  2,375,422
     2013            $    754,939           $     768       $    755,707

As of December 31, 2014, the components of Accumulated Losses on a tax basis were as follows:

Post October Currency Losses Deferred            (123,345)
Unrealized Depreciation                          (750,639)
Other Temporary Differences                       106,242
                                                -----------
Total Accumulated Losses                        $ (767,742)
                                                ===========

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held (excluding foreign currency) by the Fund at December 31, 2014 were as follows:

      FEDERAL           AGGREGATE GROSS                 AGGREGATE GROSS            NET UNREALIZED
     TAX COST         UNREALIZED APPRECIATION      UNREALIZED DEPRECIATION          DEPRECIATION
     --------         -----------------------      -----------------------         --------------
    $38,344,557            $398,473                     $(1,042,113)                $(643,640)

9. CONCENTRATION OF RISK:

When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

Fund to sell its securities and could impact the net asset value. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. The Fund's portfolio consists mainly of Chinese fixed income securities.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains realized and unrealized or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned/recognized.

At December 31, 2014, the net assets of the Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

Because the Fund geographically focuses its investments in securities of Chinese issuers and issuers with economic ties to China, the Fund is subject to the risk that political, social or economic instability within China may cause the Fund's investments to decline in value. The People's Republic of China
(PRC) government exercises significant control over the PRC's economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency denominated obligations. Changes in these policies could adversely impact affected industries or companies. The PRC's economy, particularly its export oriented industries, may be adversely impacted by trade or political disputes with the PRC's major trading partners, including the U.S. In addition, as its consumer class emerges, the PRC's domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. The Fund currently may buy Renminbi only on the offshore CNH market. The CNH market is newly developed, and as such is often illiquid and highly volatile. The Fund may be subject to greater risk than a mutual fund whose assets are more geographically diversified.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

10. OTHER:

As of December 31, 2014, 95% of Institutional Class Shares outstanding were held by three record shareholders and 10% of Class A Shares outstanding were held by one record shareholder. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. SUBSEQUENT EVENTS:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of
The Advisors' Inner Circle Fund and the Shareholders of Harvest Funds Intermediate Bond:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Harvest Funds Intermediate Bond (one of the funds constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Fund") at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period February 27, 2013 (commencement of operations) through December 31, 2014, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
March 2, 2015

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for fund management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of a mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways.

     o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

     o HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Funds' actual return -- the account values shown do not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                    Beginning           Ending          Annualized       Expenses
                                  Account Value      Account Value       Expense        Paid During
                                     7/01/14           12/31/14          Ratios           Period*
--------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
  Institutional Class Shares       $1,000.00          $1,014.90           0.88%            $4.47
  Class A Shares                    1,000.00           1,013.70           1.13%             5.74
HYPOTHETICAL 5% RETURN
  Institutional Class Shares       $1,000.00          $1,020.77           0.88%            $4.48
  Class A Shares                    1,000.00           1,019.51           1.13%             5.75

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period.)

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be

------------------------------------------------------------------------------------------------------------------------------------
                            Position(s) Held with
                            the Trust and Length
Name, Address, Age (1)      of Time Served (2)         Principal Occupation(s) During the Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED BOARD MEMBERS (3,4)
------------------------------------------------------------------------------------------------------------------------------------
ROBERT NESHER               Chairman of the            SEI employee 1974 to present; currently performs various services on behalf
68 yrs. old                 Board of Trustees          of SEI Investments for which Mr. Nesher is compensated. Vice Chairman
                            (Since 1991)               of the Advisors' Inner Circle Fund III and O'Connor EQUUS. President
                                                       and Director of SEI Structured Credit Fund, LP. President and Chief Executive
                                                       Officer of SEI Alpha Strategy Portfolios, LP, June 2007 to September 2013.
                                                       President and Director of SEI Opportunity Fund, L.P. to 2010.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. DORAN            Trustee                    Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius
1701 Market Street          (Since 1991)               LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments,
Philadelphia, PA 19103                                 SIMC, the Administrator and the Distributor.
74 yrs. old
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT BOARD MEMBERS (4)
------------------------------------------------------------------------------------------------------------------------------------
JOHN K. DARR                Trustee                    Retired. CEO, Office of Finance, Federal Home Loan Banks, from 1992 to
70 yrs. old                (Since 2008)                2007.
------------------------------------------------------------------------------------------------------------------------------------
JOSEPH T. GRAUSE, JR.       Trustee                    Self-employed consultant since January 2012. Director of Endowments
62 yrs. old                 (Since 2011)               and Foundations, Morningstar Investment Management, Morningstar, Inc.,
                                                       February 2010 to May 2011; Director of International Consulting and Chief
                                                       Executive Officer of Morningstar Associates Europe Limited, Morningstar,
                                                       Inc., May 2007 to February 2010.
------------------------------------------------------------------------------------------------------------------------------------

(1) Unless otherwise noted, the business address if each Trustee is SEI investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust's Declaration of Trust.

(3) Denotes Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

(4)  Board Members oversee 56 funds in The Advisors' Inner Circle Fund.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

"interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-855-573-6994. The following chart lists Trustees and Officers as of December 31, 2014.
--------------------------------------------------------------------------------

                  Other Directorships Held by Board Member (5)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Current Directorships: Trustee of The Advisor's Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and The KP Funds. President and Director of SEI Structured Credit Fund, L.P. Director of SEI Global Master Fund PLC, SEI Global Assets Fund PLC, SEI Global Investments Fund PLC, SEI Investments--Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments--Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010 and Director of the SEI Alpha Strategy Portfolio LP to 2013.
--------------------------------------------------------------------------------
Current Directorships: Trustee of The Advisors' Inner Circle Fund II, Advisors' Inner Circle Fund III, Bishop Street Funds, O'Connor EQUUS, Winton Series
Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and The KP Funds. Director of SEI Investments (Europe), Limited, SEI Investments--Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd. and SEI Investments--Unit Trust Management
(UK) Limited. Director of the Distributor since 2003.

Former Directorships: Director of the SEI Alpha Strategy Portfolio LP to 2013.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Current Directorships: Trustee of The Advisors' Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director, Federal Home Loan Bank of Pittsburgh. Director, Manna, Inc. (non-profit developer of affordable housing for ownership).
--------------------------------------------------------------------------------
Current Directorships: Trustee of The Advisors' Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director, The Korea Fund, Inc.
--------------------------------------------------------------------------------

(5) Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., "public companies") or other investment companies under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                             Position(s) Held with
                             the Trust and Length
Name, Address, Age (1)       of Time Served (2)             Principal Occupation(s) During the Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT BOARD MEMBERS (3) (continued)
------------------------------------------------------------------------------------------------------------------------------------
MITCHELL A. JOHNSON          Trustee                        Retired. Private investor and self-employed consultant (strategic
72 yrs. old                  (Since 2005)                   investments) since 1994.
------------------------------------------------------------------------------------------------------------------------------------
BETTY L. KRIKORIAN           Trustee                        Vice President, Compliance, AARP Financial Inc. from 2008-2010. Self-
71 yrs. old                 (Since 2005)                    Employed Legal and Financial Services Consultant since 2003.
------------------------------------------------------------------------------------------------------------------------------------
BRUCE R. SPECA               Trustee                        Global Head of Asset Allocation, Manulife Asset Management (subsidiary
58 yrs. old                 (Since 2011)                    of Manulife Financial), June 2010 to May 2011; Executive Vice President
                                                            - Investment Management Services, John Hancock Financial Services
                                                            (subsidiary of Manulife Financial), June 2013 to June 2010.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE J. SULLIVAN, JR.      Trustee                        Retired since January 2012. Self-employed Consultant, Newfound
71 yrs. old                  Lead Independent Trustee       Consultants Inc. April 1997 to December 2011.
                             (Since 1999)
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL BEATTIE              President                      Director of Client Service at SEI from 2004 to 2011. Vice President at
49 yrs. old                  (Since 2011)                   SEI from 2009 to November 2011
------------------------------------------------------------------------------------------------------------------------------------
RAMI ABDEL- RAHMAN           Treasurer, Controller and      Director, SEI Investments, Fund Accounting since June 2014. Fund
40 yrs. old                  Chief Financial Officer        Accounting Director, BNY Mellon from 2006 to 2014.
                             (since 2014)
------------------------------------------------------------------------------------------------------------------------------------

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust's Declaration of Trust.

(3)  Board Members oversee 56 funds in The Advisors' Inner Circle Fund.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                 Other Directorships Held by Board Members (4)
--------------------------------------------------------------------------------
Current Directorships: Trustee of The Advisors' Inner Circle Fund II, The KP Funds, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds and SEI Insurance Products Trust. Director, Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997.

Former Directorships: Director of the SEI Alpha Strategy Portfolio LP to 2013.
--------------------------------------------------------------------------------
Current Directorships: Trustee of The Advisors' Inner Circle Fund II, Bishop Street Funds and The KP Funds.
--------------------------------------------------------------------------------
Current Directorships: Trustee of The Advisors' Inner Circle Fund, The
Advisors' Inner Circle Fund II, Bishop Street Funds and The KP Funds.
--------------------------------------------------------------------------------
Current Directorships: Trustee/ Director of State Street Navigator Securities Lending Trust, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and The KP Funds; Member of the independent review committee for SEI's Canadian-registered mutual funds.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010, Director of the SEI Alpha Strategy Portfolio LP to 2013.
--------------------------------------------------------------------------------
                                   None.
--------------------------------------------------------------------------------
                                   None.
--------------------------------------------------------------------------------

(4) Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., "public companies") or other investment companies under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                              Position(s) Held with
                              the Trust and Length
Name, Address, Age (1)        of Time Served (2)          Principal Occupation(s) During the Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (3) (continued)
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL EMERY                 Chief Compliance Officer    Chief Compliance Officer of SEI Structured Credit Fund, LP since 2007.
52 yrs. old                   (Since 2006)                Chief Compliance Officer of SEI Opportunity Fund, L.P., SEI Institutional
                                                          Managed Trust, SEI Asset Allocation Trust, SEI Institutional International
                                                          Trust, SEI Institutional Investments Trust, SEI Daily Income Trust,
                                                          SEI Liquid Asset Trust, SEI Tax Exempt Trust, The Advisors' Inner Circle
                                                          Fund II and Bishop Street Funds since 2006; SEI Adviser Managed Trust since 2010, New Covenant Funds since 2012; SEI Insurance Products Trust and The KP Funds since 2013; The Advisors' Inner Circle Fund III, O'Connor
                                                          EQUUS and Winton Series Trust since 2014.
------------------------------------------------------------------------------------------------------------------------------------
DIANNE M. DESCOTEAUX          Vice President              Counsel at SEI Investments since 2010. Associate at Morgan, Lewis &
37 yrs. old                   and Secretary               Bockius LLP from 2006 to 2010.
                              (Since 2011)
------------------------------------------------------------------------------------------------------------------------------------
JOHN MUNCH                    Vice President and          Attorney at SEI Investments Company since 2001.
43 yrs. old                   Assistant Secretary
                              (Since 2012)
------------------------------------------------------------------------------------------------------------------------------------
LISA WHITTAKER                Vice President and          Attorney, SEI Investments Company (2012-present). Associate Counsel, The
36 yrs. old                   Assistant Secretary         Glenmede Trust Company (2011-2012). Associate, Drinker Biddle & Reath
                              (Since 2013)                LLP (2006-2011).
------------------------------------------------------------------------------------------------------------------------------------
JOHN Y. KIM                   Vice President and          Attorney, SEI Investments Company (2014-present). Associate Stradley
33 yrs. old                   Secretary                   Ronon Stevens & Young (2009-2014).
                              (Since 2014)
------------------------------------------------------------------------------------------------------------------------------------

(1) Unless otherwise noted, the business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    Other Directorships Held by Officer
--------------------------------------------------------------------------------
                                   None.
--------------------------------------------------------------------------------
                                   None.
--------------------------------------------------------------------------------
                                   None.
--------------------------------------------------------------------------------
                                   None.
--------------------------------------------------------------------------------
                                   None.
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

Pursuant to Section 15 of the Investment Company Act of 1940 (the "1940 Act"), the Fund's advisory agreement (the "Agreement") must be renewed after its initial two-year term: (i) by the vote of the Board of Trustees (the "Board" or the "Trustees") of The Advisors' Inner Circle Fund (the "Trust") or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on November 18, 2014 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser's services; (ii) the Adviser's investment management personnel; (iii) the Adviser's operations; (iv) the Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund's advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser's profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser's potential economies of scale; (viii) the Adviser's compliance systems; (ix) the Adviser's policies on and compliance procedures for personal securities transactions; and (x) the Fund's performance compared with a peer group of mutual funds and the Fund's benchmark index.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser's services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect any economies of scale being realized by the Adviser for the benefit of Fund investors, as discussed in further detail below.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel and the resources of the Adviser. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser's investment approach for the Fund. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Board was provided with information regarding the Fund's performance since the Agreement was approved. The Trustees also reviewed reports prepared by the Fund's administrator comparing the Fund's performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund's administrator comparing the Fund's net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates. The Trustees noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser's commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

The Trustees considered the Adviser's views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund's shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board was unable to conclude that economies of scale, if any, were not appropriately shared with the Fund.

Based on the Board's deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

For shareholders that do not have an December 31, 2014, tax year end, this notice is for informational purposes only. For shareholders with an December 31, 2014, tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended December 31, 2014, the Fund is designating the following items with regard to distributions paid during the year.


 Long Term       Ordinary                        Dividends Qualifying     Qualifying                      Interest     Short-Term
Capital Gain      Income          Total        for Corporate Dividend      Dividend     U.S. Government   Related      Capital Gain
Distribution   Distributions   Distributions   Receivable Deduction(1)     Income(2)     Interest(3)     Dividends(4)  Dividends(5)
------------------------------------------------------------------------------------------------------------------------------------
  0.00%          100.00%          100.00%              0.00%                 0.00%           0.00%          0.00%        100.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and it is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of The Advisors' Inner Circle Fund-Harvest Funds Intermediate Bond who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of "Interest Related Dividends" and is reflected as a percentage of net investment income distribution that is exempt from U.S withholding tax when paid to foreign investors.

(5) The percentage in this column represents the amount of "Short-Term Capital Gain Dividends" and is reflected as a percentage of short-term capital gain distribution that is exempt from U.S withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholder for the calendar year ending December 31, 2014. Complete information will be computed and reported with your 2014 Form 1099-DIV.

                      [This Page Intentionally Left Blank]

                      [This Page Intentionally Left Blank]

                      [This Page Intentionally Left Blank]

                                 HARVEST FUNDS
                                P.O. Box 219009
                           Kansas City, MO 64121-9009
                                 1-855-573-6994

                              INVESTMENT ADVISER:
                       Harvest Global Investments Limited
                            31/F One Exchange Square
                               8 Connaught Place,
                               Central Hong Kong

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                     SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                          Morgan, Lewis & Bockius LLP
                               1701 Market Street
                          Philadelphia, PA 19103-2921

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                           PricewaterhouseCoopers LLP
                              Two Commerce Square
                         2001 Market Street, Suite 1700
                             Philadelphia, PA 19103

         This information must be preceded or accompanied by a current prospectus for the Fund.

                                                                 HGI-AR-001-0200

ITEM 2.     CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last fiscal year was as follows:

--------------------------------------------------------------------------------
                                               2014
--------------------------------------------------------------------------------
                    All fees and          All fees and          All other fees
                    services to           services to           and services
                    the Trust that        service               to service
                    were pre-approved     affiliates that       affiliates that
                                          were pre-approved     did not
                                                                require pre-approval
--------------------------------------------------------------------------------
(a) Audit Fees              $46,350             $0                   $0
--------------------------------------------------------------------------------
(b) Audit-Related Fees      $0                  $0                   $0
--------------------------------------------------------------------------------
(c) Tax Fees                $0                  $0                   $494,996
--------------------------------------------------------------------------------
(d) All Other Fees          $0                  $0                   $220,628
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                               2013
--------------------------------------------------------------------------------
                      All fees and          All fees and          All other fees
                      services to           services to           and services
                      the Trust that        service               to service
                      were pre-approved     affiliates that       affiliates that
                                            were pre-approved     did not require
                                                                  pre-approval
--------------------------------------------------------------------------------
(a) Audit Fees           $23,500                $0                   $0
--------------------------------------------------------------------------------
(b) Audit-Related Fees      $0                  $0                   $0
--------------------------------------------------------------------------------
(c) Tax Fees                $0                  $0                   $0
--------------------------------------------------------------------------------
(d) All Other Fees          $0                  $0                   $0
--------------------------------------------------------------------------------


Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

--------------------------------------------------------------------------------
                                               2014
--------------------------------------------------------------------------------
                    All fees and          All fees and          All other fees
                    services to           services to           and services
                    the Trust that        service               to service
                    were pre-approved     affiliates that       affiliates that
                                          were pre-approved     did not
                                                                require pre-approval
--------------------------------------------------------------------------------
(a) Audit Fees              $22,030             $0                   $0
--------------------------------------------------------------------------------
(b) Audit-Related Fees      $0                  $0                   $0
--------------------------------------------------------------------------------
(c) Tax Fees                $0                  $0                   $0
--------------------------------------------------------------------------------
(d) All Other Fees          $0                  $0                   $0
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                               2013
--------------------------------------------------------------------------------
                      All fees and          All fees and          All other fees
                      services to           services to           and services
                      the Trust that        service               to service
                      were pre-approved     affiliates that       affiliates that
                                            were pre-approved     did not require
                                                                  pre-approval
--------------------------------------------------------------------------------
(a) Audit Fees           $21,500                $0                   $0
--------------------------------------------------------------------------------
(b) Audit-Related Fees      $0                  $0                   $0
--------------------------------------------------------------------------------
(c) Tax Fees                $0                  $0                   $0
--------------------------------------------------------------------------------
(d) All Other Fees          $0                  $0                   $0
--------------------------------------------------------------------------------

Fees billed by BBD, LLP ("BBD") related to the Trust

BBD billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

--------------------------------------------------------------------------------
                                               2014
--------------------------------------------------------------------------------
                    All fees and          All fees and          All other fees
                    services to           services to           and services
                    the Trust that        service               to service
                    were pre-approved     affiliates that       affiliates that
                                          were pre-approved     did not
                                                                require pre-approval
--------------------------------------------------------------------------------
(a) Audit Fees              $34,000             $0                   $0
--------------------------------------------------------------------------------
(b) Audit-Related Fees      $0                  $0                   $0
--------------------------------------------------------------------------------
(c) Tax Fees                $0                  $0                   $0
--------------------------------------------------------------------------------
(d) All Other Fees          $0                  $0                   $0
--------------------------------------------------------------------------------

(e)(1) All requests or applications for services to be provided by the independent auditor shall be submitted to the Chief Financial Officer ("CFO") of the Registrant and must include a detailed description of the services proposed to be rendered. The Registrant 's CFO will determine whether such services (1) require specific pre-approval, (2) are included within the list of services that have received the general pre-approval of the audit committee or (3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the audit committee will be submitted to the audit committee by the CFO. The audit committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The audit committee has delegated specific pre-approval authority to either the audit committee chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the audit committee at its next regularly scheduled meeting.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the audit committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.


(e)(2) Percentage of fees billed applicable to non-audit services approved pursuant to the "de minimis" exception of Rule 2-01(c)(7)(i)(C) were as follows
(PwC):

--------------------------------------------------------------------------------
                                      2014                 2013
--------------------------------------------------------------------------------
Audit Fees                             $0                   $0
--------------------------------------------------------------------------------
Tax Fees                               $0                   $0
--------------------------------------------------------------------------------
All Other Fees                         $0                   $0
--------------------------------------------------------------------------------

(e)(2) Percentage of fees billed applicable to non-audit services approved pursuant to the "de minimis" exception of Rule 2-01(c)(7)(i)(C) were as follows (E&Y):

--------------------------------------------------------------------------------
                                      2014                 2013
--------------------------------------------------------------------------------
Audit Fees                             $0                   $0
--------------------------------------------------------------------------------
Tax Fees                               $0                   $0
--------------------------------------------------------------------------------
All Other Fees                         $0                   $0
--------------------------------------------------------------------------------

(e)(2) Percentage of fees billed applicable to non-audit services approved pursuant to the "de minimis" exception of Rule 2-01(c)(7)(i)(C) were as follows
(BBD):

--------------------------------------------------------------------------------
                                                2014
--------------------------------------------------------------------------------
Audit Fees                                       $0
--------------------------------------------------------------------------------
Tax Fees                                         $0
--------------------------------------------------------------------------------
All Other Fees                                   $0
--------------------------------------------------------------------------------

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $0 and $0 for 2014 and 2013, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $0 and $0 for 2014 and 2013, respectively.

(g) The aggregate non-audit fees and services billed by BBD for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $0 and $0 for 2014 and 2013, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.     SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees during the period covered by this report.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.     EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                         The Advisors' Inner Circle Fund


By (Signature and Title)*            /s/ Michael Beattie
                                     -------------------------------------------
                                     Michael Beattie, President
Date:  March 10, 2015



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*            /s/ Michael Beattie
                                     -------------------------------------------
                                     Michael Beattie, President
Date: March 10, 2015



By (Signature and Title)*            /s/ Rami Abdel-Rahman
                                     -------------------------------------------
                                     Rami Abdel-Rahman,
                                     Treasurer, Controller & CFO
Date:  March 10, 2015


* Print the name and title of each signing officer under his or her signature.